Annual Total Returns - Fidelity® Japan Smaller Companies Fund [BarChart] - 10.31 Targeted International Funds Retail Combo PRO-16 - Fidelity® Japan Smaller Companies Fund - Fidelity Japan Smaller Companies Fund-Default
Dec. 30, 2020
Bar Chart Table:
Annual Return 2010	12.25%
Annual Return 2011	(5.79%)
Annual Return 2012	8.75%
Annual Return 2013	51.82%
Annual Return 2014	(6.76%)
Annual Return 2015	14.04%
Annual Return 2016	8.82%
Annual Return 2017	35.71%
Annual Return 2018	(15.94%)
Annual Return 2019	21.94%